Note 14 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
(thousands of shares)	January 31, 2019	January 31, 2018	January 31, 2017
Balance, beginning of year	76,773	75,875	75,761
Shares issued:
Stock options and share units exercised	46	141	114
Acquisitions (Note 3)	46	757	-
Balance, end of year	76,865	76,773	75,875